                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-4577

                      (Investment Company Act File Number)

                       Federated Income Securities Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  11/30/07

             Date of Reporting Period:  Fiscal year ended 11/30/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Capital Income Fund

Established 1988

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

November 30, 2007

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,								Period Ended		Year Ended
	2007		2006	[1]	2005		2004		11/30/2003	[2]	2/28/2003
Net Asset Value, Beginning of Period	$8.07		$7.34		$7.20		$6.76		$5.84		$7.87
Income From Investment Operations:
Net investment income	0.35		0.34		0.37		0.31		0.25		0.33
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.01		0.74		0.16		0.46		0.91		(2.03)
TOTAL FROM INVESTMENT OPERATIONS	0.36		1.08		0.53		0.77		1.16		(1.70)
Less Distributions:
Distributions from net investment income	(0.35)		(0.35)		(0.39)		(0.33)		(0.24)		(0.33)
Net Asset Value, End of Period	$8.08		$8.07		$7.34		$7.20		$6.76		$5.84
Total Return [3]	4.50%		15.05%		7.54%		11.63%		20.20%		(21.94)%

Ratios to Average Net Assets:
Net expenses	1.29	% [4]	1.31	% [4]	1.31	% [4]	1.34	% [4]	1.34	% [4,5]	1.38	% [4]
Net investment income	4.27%		4.41%		4.71%		4.42%		4.72	% [5]	4.98%
Expense waiver/reimbursement [6]	0.01%		0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [5,7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$335,874		$357,177		$321,376		$310,027		$281,381		$213,915
Portfolio turnover	50%		41%		46%		59%		94%		140%

1 For the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 The Fund changed its fiscal year end from February 28 to November 30.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the years ended November 30, 2007, 2006, 2005 and 2004, for the period ended November 30, 2003 and for the year ended February 28, 2003, are 1.28%, 1.30%, 1.30%, 1.34%, 1.30% and 1.34%, respectively, after taking into account these expense reductions.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,								Period Ended		Year Ended
	2007		2006	[1]	2005		2004		11/30/2003	[2]	2/28/2003
Net Asset Value, Beginning of Period	$8.08		$7.34		$7.21		$6.77		$5.84		$7.88
Income From Investment Operations:
Net investment income	0.29		0.29		0.31		0.26		0.21		0.28
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.01		0.74		0.15		0.46		0.93		(2.04)
TOTAL FROM INVESTMENT OPERATIONS	0.30		1.03		0.46		0.72		1.14		(1.76)
Less Distributions:
Distributions from net investment income	(0.29)		(0.29)		(0.33)		(0.28)		(0.21)		(0.28)
Net Asset Value, End of Period	$8.09		$8.08		$7.34		$7.21		$6.77		$5.84
Total Return [3]	3.70%		14.34%		6.58%		10.77%		19.71%		(22.64)%

Ratios to Average Net Assets:
Net expenses	2.04	% [4]	2.06	% [4]	2.06	% [4]	2.09	% [4]	2.09	% [4,5]	2.13	% [4]
Net investment income	3.51%		3.65%		3.97%		3.68%		3.97	% [5]	4.20%
Expense waiver/reimbursement [6]	0.01%		0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [5,7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$59,843		$58,305		$52,381		$49,900		$46,836		$35,409
Portfolio turnover	50%		41%		46%		59%		94%		140%

1 For the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 The Fund changed its fiscal year end from February 28 to November 30.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the years ended November 30, 2007, 2006, 2005 and 2004, for the period ended November 30, 2003 and for the year ended February 28, 2003, are 2.03%, 2.05%, 2.05%, 2.09%, 2.05% and 2.09%, respectively, after taking into account these expense reductions.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,								Period Ended		Year Ended
	2007		2006	[1]	2005		2004		11/30/2003	[2]	2/28/2003
Net Asset Value, Beginning of Period	$8.07		$7.34		$7.20		$6.76		$5.84		$7.87
Income From Investment Operations:
Net investment income	0.29		0.29		0.32		0.26		0.21		0.29
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.01		0.73		0.15		0.46		0.92		(2.04)
TOTAL FROM INVESTMENT OPERATIONS	0.30		1.02		0.47		0.72		1.13		(1.75)
Less Distributions:
Distributions from net investment income	(0.29)		(0.29)		(0.33)		(0.28)		(0.21)		(0.28)
Net Asset Value, End of Period	$8.08		$8.07		$7.34		$7.20		$6.76		$5.84
Total Return [3]	3.72%		14.22%		6.73%		10.78%		19.53%		(22.54)%

Ratios to Average Net Assets:
Net expenses	2.03	% [4]	2.05	% [4]	2.06	% [4]	2.09	% [4]	2.09	% [4,5]	2.13	% [4]
Net investment income	3.52%		3.67%		4.00%		3.66%		3.97	% [5]	4.22%
Expense waiver/reimbursement [6]	0.01%		0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [5,7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$43,692		$35,373		$23,146		$20,400		$16,815		$13,063
Portfolio turnover	50%		41%		46%		59%		94%		140%

1 For the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 The Fund changed its fiscal year end from February 28 to November 30.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the years ended November 30, 2007, 2006, 2005 and 2004, for the period ended November 30, 2003 and for the year ended February 28, 2003, are 2.02%, 2.04%, 2.05%, 2.09%, 2.05% and 2.09%, respectively, after taking into account these expense reductions.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,								Period Ended		Year Ended
	2007		2006	[1]	2005		2004		11/30/2003	[2]	2/28/2003
Net Asset Value, Beginning of Period	$8.06		$7.33		$7.20		$6.76		$5.84		$7.87
Income From Investment Operations:
Net investment income	0.36		0.36		0.39		0.34		0.26		0.36
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.00	[3]	0.72		0.13		0.43		0.90		(2.06)
TOTAL FROM INVESTMENT OPERATIONS	0.36		1.08		0.52		0.77		1.16		(1.70)
Less Distributions:
Distributions from net investment income	(0.35)		(0.35)		(0.39)		(0.33)		(0.24)		(0.33)
Net Asset Value, End of Period	$8.07		$8.06		$7.33		$7.20		$6.76		$5.84
Total Return [4]	4.51%		15.09%		7.40%		11.63%		20.20%		(21.94)%

Ratios to Average Net Assets:
Net expenses	1.27	% [5]	1.30	% [5]	1.27	% [5]	1.34	% [5]	1.34	% [5,6]	1.38	% [5]
Net investment income	4.27%		4.41%		4.73%		4.45%		4.72	% [6]	4.97%
Expense waiver/reimbursement [7]	0.01%		0.00	% [8]	0.03%		0.00	% [8]	0.00	% [6,8]	0.00	% [8]
Supplemental Data:
Net assets, end of period (000 omitted)	$94,300		$100,393		$99,963		$110,207		$123,128		$119,963
Portfolio turnover	50%		41%		46%		59%		94%		140%

1 For the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 The Fund changed its fiscal year end from February 28 to November 30.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the years ended November 30, 2007, 2006, 2005 and 2004, for the period ended November 30, 2003 and for the year ended February 28, 2003, are 1.26%, 1.29%, 1.27%, 1.34%, 1.30% and 1.34%, respectively, after taking into account these expense reductions.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution 12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2007	Ending Account Value 11/30/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$984.00	$ 6.37
Class B Shares	$1,000	$980.30	$10.13
Class C Shares	$1,000	$980.40	$10.08
Class F Shares	$1,000	$984.00	$ 6.32
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.65	$ 6.48
Class B Shares	$1,000	$1,014.84	$10.30
Class C Shares	$1,000	$1,014.89	$10.25
Class F Shares	$1,000	$1,018.70	$ 6.43

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.28%
Class B Shares	2.04%
Class C Shares	2.03%
Class F Shares	1.27%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period ended November 30, 2007, was 4.50% for Class A Shares, 3.70% for Class B Shares, 3.72% for Class C Shares and 4.51% for Class F Shares. For the 12-month reporting period, the RU1000V posted a total return of 3.06%, the LBHY2%ICI returned 3.01%, the LBMB returned 6.31%, and the LBEMB returned 5.44%. Weighting these benchmarks (40% RU1000V, 20% LBHY2%ICI, 20% LBMB and 20% LBEMB), the blended benchmark return was 4.18% for the reporting period. For the reporting period, the total return on the fund's Class A Shares outperformed the weighted benchmark. 1

The fund's investment strategy focused on income earning investments, specifically high-quality, dividend-paying stocks and high current yield fixed-income securities to achieve the fund's primary income objective and secondary capital appreciation objective. 2

1 The total return for the 12-month reporting period for the fund's component benchmark indexes, the Russell 1000 Value Index ("RU1000V"), the Lehman Brothers High Yield 2% Issuer Constrained Index ("LBHY2%ICI"), Lehman Brothers Mortgage-Backed Securities Index ("LBMB"), and Lehman Brothers Emerging Market Bond Index ("LBEMB") were 3.06%, 3.01%, 6.31%, and 5.44% respectively. The RU1000V Index is an unmanaged index that measures the performance of the 1,000 largest U.S. domiciled companies (based total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The LBHY2%ICI is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index (LCHYI). The LCHYI is an index that covers all fixed-income securities having a maximum quality rating of Ba1, a minimum outstanding of $150 million, and at least one year to maturity. The LBMB is an unmanaged index comprised of all fixed-income securities mortgage pools owned by GNMA, FNMA and FHLMC, including GNMA Graduated Payment Mortgages. The LBEMB tracks total returns for external-currency-denominated debt instruments of the emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela. The indexes are unmanaged, and it is not possible to invest directly in an index. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which are not reflected in the total return of the indexes.

2 There are no guarantees that dividend paying stocks will continue to pay dividends. In addition, dividend paying stocks may not experience the same capital appreciation potential as non-dividend-paying stocks. High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.

The following discussion will focus on the performance of the fund's Class A Shares. The 4.50% total return of the Class A Shares for the reporting period consisted of 0.12% in price appreciation and 4.38% in reinvested dividends.

MARKET OVERVIEW

During the 12-month reporting period, U.S. equity markets rallied during the first half of the fund's fiscal year based on the strength of surprisingly strong earnings and merger/acquisition activity. The second half of the fiscal year started with concerns regarding credit deterioration in the U.S. subprime mortgage market and transformed into a significant global credit crunch which threatened the financial markets. World central banks, including the U.S. Federal Reserve Board (the "Fed"), responded by providing immediate liquidity to the markets. With the fear of the credit crunch flowing into the broader market, the most recent inflation numbers easing and confirmation of a slowing U.S. economy, the U.S. Fed made aggressive moves lowering the Federal Funds Target Rate and discount rate. This helped to improve liquidity and investor confidence and resulted in the markets stabilizing late in the reporting period.

The S&P 500 Index 3 returned 7.72% for the 12-month reporting period. The Nasdaq Composite Index 4 returned 10.27% for the reporting period. In general for the full fiscal year, stocks with larger market capitalizations outperformed small capitalization stocks, growth outperformed value, and cyclically driven stocks outperformed stocks with consumer exposure. Strong performance in the Energy, Utilities, and Materials sectors dominated weak performance in the Financials and Consumer Discretionary sectors during the reporting period.

3 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and, unlike the fund, is not affected by cashflows. Investments cannot be made directly in an index.

4 The Nasdaq Composite Index is an index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq stock market. The index is unmanaged and, unlike the fund, is not affected by cashflows. Investments cannot be made directly in an index.

Over the 12-month reporting period, interest rate levels fell for all points along the maturity spectrum, in response to both a generally slowing domestic economy and the onset of a credit crisis emanating from the housing slowdown. 5 In the summer months of July and August, mortgage-related data showed significant deterioration in credit quality as delinquency rates rose and virtually all housing indicators moved decisively negative. In this environment, a dramatic "flight to quality" ensued in the bond market, with pure U.S. treasury securities representing the safe haven for investment dollars. All non-treasury sectors significantly underperformed comparable maturity treasuries to include U.S. government agencies, mortgage-backed securities, corporate bonds (both investment-grade and especially high-yield bonds) and emerging market bonds. As is typical of a risk-averse investment environment, interest rates fell, with the largest declines occurring in the short-to-intermediate maturities, and much smaller rate declines for longer maturity bonds. As financial market anxiety grew, the Federal Reserve reduced the Federal Funds Target Rate by 0.50% at its September meeting followed by an additional 0.25% rate cut at its October meeting.

PORTFOLIO ALLOCATION

During the 12-month reporting period, the fund's portfolio was allocated between stocks and fixed-income securities according to various factors. The factors reflect the fund's primary investment objective of income and its secondary objective of capital appreciation. The factors used were: 1) the fund's ability to pay and maintain an attractive level of dividends; and 2) the expected relative total return of fixed-income securities and stocks. The allocation at the end of the reporting period on November 30, 2007 was 56.0% fixed-income securities, 35.9% stocks, and 10.3% cash equivalents.

The fund's allocation had a marginal effect on performance because fixed-income securities slightly outperformed stocks.

5 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

SECTOR AND SECURITY SELECTION - EQUITY STOCKS

The equity component of the portfolio surpassed returns of the RU1000V during the 12-month reporting period. During the reporting period, the fund's portfolio managers focused on realization of the fund's total return and income objectives by purchasing and holding income producing equity securities with favorable valuation levels. Growth strategies generally outperformed value strategies during the reporting period which was a negative influence on portfolio performance. Strategies with larger capitalizations outperformed smaller capitalizations during the reporting period which was a positive influence on the portfolio performance. Strategies with yields greater than 3% significantly underperformed the market during the reporting period which was also a negative influence on the portfolio's performance.

Overall, both sector allocation and stock selection positively contributed to the fund's equity performance. Overweights in the Telecommunication Services and Consumer Staples sectors enhanced the fund's performance during the reporting period. Detracting from performance were sector underweights in Energy and Utilities. The fund had favorable stock selection in the Financials, Consumer Staples, Consumer Discretionary, and Telecommunication Services sectors, which benefited performance, while poor stock selection in Energy, Health Care and Industrials hindered performance.

SECTOR AND SECURITY SELECTION - BONDS

During the period, the most significant factors affecting the bond portion performance were: (1) the allocation of the portfolio among securities of similar types of issuers (referred to as "sectors"); and (2) individual security selection within various sectors.

Sector allocation somewhat detracted from absolute performance, in that the fund maintained a majority of bond assets in a combination of high-yield and emerging market debt securities. Both of these sectors provided less absolute return than higher quality bond sectors. Conversely, the fund owned less of these two sectors combined in the latter half of the fiscal period, which is when much of the performance shortfall occurred, as well as less exposure relative to the entire prior fiscal year. On the other hand, the bond portion held a higher percentage of U.S. mortgage securities than the prior reporting period, a sector which outperformed both high-yield and emerging market sectors.

Security selection was a positive contributor to fund performance, particularly in the high-yield position of the fund. 6 Thus, while an allocation to high-yield bonds detracted from performance (sector allocation) individual security selection within high yield served to positively offset part of the sector underperformance. Slightly offsetting the positive high-yield security selection was underperformance in the mortgage sector relative to its respective index. Thus, the fund did benefit from owning more mortgage securities (sector allocation) but the performance within mortgages was a security selection drag.

6 High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Capital Income Fund (Class A Shares) (the "Fund") from November 30, 1997 to November 30, 2007 compared to the Standard & Poor's 500 Index (S&P 500), 2,3 a broad-based market index, a blend of indexes comprised of 40% Russell 1000 Value Index (RU1000V), 3 /20% Lehman Brothers Emerging Market Bond Index (LBEMB) 3 /20% Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI) 3 , 20% Lehman Brothers Mortgage-Backed Securities Index (LBMB) 3 (the "Blended Index") 2,4 and the Lipper Mixed-Asset Target Allocation Median Classification (Lipper). 2

Average Annual Total Return [5] for the Period Ended 11/30/2007
1 Year	(1.26)%
5 Years	9.61%
10 Years	1.19%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, Blended Index, and Lipper have been adjusted to reflect reinvestment of dividends and distributions on securities in the indexes and average.

2 The S&P 500 and Blended Index are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. Lipper represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

3 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RU1000V measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The LBEMB tracks total returns for external-currency-denominated debt instruments of the emerging markets. The LBHY2%ICI is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index. The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity. The LBMB is composed of all fixed securities mortgage pools by GNMA, FNMA and FHLMC. Indexes are unmanaged, and investments cannot be made directly in an index.

4 The Blended Index is the Fund's benchmark.

5 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Capital Income Fund (Class B Shares) (the "Fund") from November 30, 1997 to November 30, 2007 compared to the Standard & Poor's 500 Index (S&P 500), 2,3 a broad-based market index, a blend of indexes comprised of 40% Russell 1000 Value Index (RU1000V) 3 /20% Lehman Brothers Emerging Market Bond Index (LBEMB) 3 /20% Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI) 3 , 20% Lehman Brothers Mortgage-Backed Securities Index (LBMB) 3 (the "Blended Index") 2,4 and the Lipper Mixed-Asset Target Allocation Median Classification (Lipper). 2

Average Annual Total Return [5] for the Period Ended 11/30/2007
1 Year	(1.80)%
5 Years	9.75%
10 Years	1.15%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, Blended Index, and Lipper have been adjusted to reflect reinvestment of dividends and distributions on securities in the indexes and average.

2 The S&P 500 and Blended Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Lipper represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

3 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RU1000V measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The LBEMB tracks total returns for external-currency-denominated debt instruments of the emerging markets. The LBHY2%ICI is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index. The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity. The LBMB is composed of all fixed securities mortgage pools by GNMA, FNMA and FHLMC. Indexes are unmanaged, and investments cannot be made directly in an index.

4 The Blended Index is the Fund's benchmark.

5 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Capital Income Fund (Class C Shares) (the "Fund") from November 30, 1997 to November 30, 2007 compared to the Standard & Poor's 500 Index (S&P 500), 2,3 a broad-based market index, a blend of indexes comprised of 40% Russell 1000 Value Index (RU1000V) 3 /20% Lehman Brothers Emerging Market Bond Index (LBEMB) 3 /20% Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI) 3 , 20% Lehman Brothers Mortgage-Backed Securities Index (LBMB) 3 (the "Blended Index") 2,4 and the Lipper Mixed-Asset Target Allocation Median Classification (Lipper). 2

Average Annual Total Return [5] for the Period Ended 11/30/2007
1 Year	2.72%
5 Years	10.05%
10 Years	1.00%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum 1.00% contingent deferred sales charge, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, Blended Index, and Lipper have been adjusted to reflect reinvestment of dividends and distributions on securities in the indexes and average.

2 The S&P 500 and Blended Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Lipper represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

3 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RU1000V measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The LBEMB tracks total returns for external-currency-denominated debt instruments of the emerging markets. The LBHY2%ICI is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index. The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity. The LBMB is composed of all fixed securities mortgage pools by GNMA, FNMA and FHLMC. Indexes are unmanaged, and investments cannot be made directly in an index.

4 The Blended Index is the Fund's benchmark.

5 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS F SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Capital Income Fund (Class F Shares) (the "Fund") from November 30, 1997 to November 30, 2007 compared to the Standard & Poor's 500 Index (S&P 500), 2,3 a broad-based market index, a blend of indexes comprised of 40% Russell 1000 Value Index (RU1000V) 3 /20% Lehman Brothers Emerging Market Bond Index (LBEMB) 3 /20% Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI) 3 /20% Lehman Brothers Mortgage-Backed Securities Index (LBMB) 3 (the "Blended Index") 2,4 and the Lipper Mixed-Asset Target Allocation Median Classification (Lipper). 2

Average Annual Total Return [5] for the Period Ended 11/30/2007
1 Year	2.49%
5 Years	10.63%
10 Years	1.66%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns reflect the maximum sales charge of 1.00% and the maximum 1.00% contingent deferred sales charge, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, Blended Index, and Lipper have been adjusted to reflect reinvestment of dividends and distributions on securities in the indexes and average.

2 The S&P 500 and Blended Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Lipper represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

3 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RU1000V measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The LBEMB tracks total returns for external-currency-denominated debt instruments of the emerging markets. The LBHY2%ICI is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index. The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity. The LBMB is composed of all fixed securities mortgage pools by GNMA, FNMA and FHLMC. Indexes are unmanaged, and investments cannot be made directly in an index.

4 The Blended Index is the Fund's benchmark.

5 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At November 30, 2007, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Domestic Fixed-Income Securities	37.5%
Domestic Equity Securities	30.3%
International Fixed-Income Securities	18.5%
International Equity Securities	5.6%
Derivatives Contracts [2,3]	0.0%
Cash Equivalents [4]	10.3%
Securities Lending Collateral [5]	0.5%
Other Assets and Liabilities--Net [6]	(2.7)%
TOTAL	100.0%

At November 30, 2007, the Fund's sector composition 7 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Financials	17.3%
Consumer Staples	13.8%
Energy	12.6%
Health Care	11.3%
Industrials	10.5%
Telecommunication Services	9.5%
Information Technology	7.3%
Utilities	7.1%
Consumer Discretionary	6.3%
Materials	4.3%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

2 Represents less than 0.1%.

3 Derivative Contracts consist of written call options. Based upon net unrealized appreciation (depreciation) on the derivative contracts. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) on notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

5 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements and/or money market mutual funds.

6 See Statement of Assets and Liabilities.

7 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

November 30, 2007

Shares			Value
		COMMON STOCKS--34.4%
		Consumer Discretionary--1.9%
10,300		Dow Jones & Co.	$615,425
6,990		Fortune Brands, Inc.	535,784
31,510		Home Depot, Inc.	899,926
117,390		Leggett and Platt, Inc.	2,415,886
24,940		Mattel, Inc.	498,301
163,930	[1]	Tribune Co.	5,088,387
		TOTAL	10,053,709
		Consumer Staples--4.9%
22,340		Anheuser-Busch Cos., Inc.	1,177,765
65,920		Coca-Cola Co.	4,093,632
11,660		Colgate-Palmolive Co.	933,733
9,860		General Mills, Inc.	593,079
39,390		Kimberly-Clark Corp.	2,749,816
84,925		Kraft Foods, Inc., Class A	2,934,159
36,140		PepsiCo, Inc.	2,789,285
87,340	[2]	Procter & Gamble Co.	6,463,160
17,820		Sysco Corp.	579,328
80,810		Wal-Mart Stores, Inc.	3,870,799
		TOTAL	26,184,756
		Energy--4.6%
54,680		BP PLC, ADR	3,977,423
41,930		Chevron Corp.	3,680,196
6,650		ConocoPhillips	532,266
39,500	[3]	ENI SpA, ADR	2,826,620
17,620		Exxon Mobil Corp.	1,570,999
10,130		Marathon Oil Corp.	566,267
9,670		Occidental Petroleum Corp.	674,676
82,820		Patterson-UTI Energy, Inc.	1,561,157
Shares			Value
		COMMON STOCKS--continued
		Energy--continued
44,540		Royal Dutch Shell PLC	$3,626,892
7,500		Sunoco, Inc.	503,250
58,860		Total SA, ADR, Class B	4,762,951
		TOTAL	24,282,697
		Financials--5.7%
47,120		Ace, Ltd.	2,819,190
29,910		Aegon N.V. NY Reg Shares	531,501
44,300		Aflac, Inc.	2,774,952
10,350		Allstate Corp.	529,092
345,496		American Financial Realty Trust	2,788,153
60,400		Annaly Mortgage Management, Inc.	1,039,484
118,093		Bank of America Corp.	5,447,630
40,850		Federal Home Loan Mortgage Corp.	1,432,610
23,970		Hartford Financial Services Group, Inc.	2,284,820
21,070		Healthcare Realty Trust, Inc.	535,810
28,110		Hospitality Properties Trust	1,027,139
13,400		ING Groep, N.V., ADR	519,652
47,600		J.P. Morgan Chase & Co.	2,171,512
51,660		Nationwide Financial Services, Inc., Class A	2,312,302
34,170		New York Community Bancorp, Inc.	635,904
38,940		Protective Life Corp.	1,611,337
21,150		The Travelers Cos, Inc.	1,123,277
11,550		Wachovia Corp.	496,650
15,130		Wells Fargo & Co.	490,666
		TOTAL	30,571,681
Shares			Value
		COMMON STOCKS--continued
		Health Care--4.0%
64,970		Biovail Corp.	$993,391
21,320		GlaxoSmithKline PLC, ADR	1,123,138
63,410		Johnson & Johnson	4,295,393
50,630		Lilly (Eli) & Co.	2,680,859
407,700		Pfizer, Inc.	9,686,952
57,260		Wyeth	2,811,466
		TOTAL	21,591,199
		Industrials--3.8%
38,370		3M Co.	3,194,686
7,400		Caterpillar, Inc.	532,060
60,790		Dover Corp.	2,813,361
6,000		Eaton Corp.	535,860
12,600		Illinois Tool Works, Inc.	699,300
5,000		Lockheed Martin Corp.	553,350
77,220		Northrop Grumman Corp.	6,084,164
11,800		Ryder Systems, Inc.	511,648
33,500		United Parcel Service, Inc.	2,468,280
35,880		United Technologies Corp.	2,682,748
		TOTAL	20,075,457
		Information Technology--2.2%
16,400		Analog Devices, Inc.	504,792
47,820		Automatic Data Processing, Inc.	2,154,769
59,850		Intel Corp.	1,560,888
15,400		International Business Machines Corp.	1,619,772
0	[4]	Metavante Technologies, Inc.	8
67,910		Microchip Technology, Inc.	1,955,129
42,600		Seagate Technology Holdings	1,098,654
216,170		Taiwan Semiconductor Manufacturing Co., ADR	2,144,406
23,000		Xilinx, Inc.	503,700
		TOTAL	11,542,118
Shares			Value
		COMMON STOCKS--continued
		Materials--1.5%
18,520		Bemis Co., Inc.	$502,448
37,290		Dow Chemical Co.	1,563,943
3,500		Freeport-McMoRan Copper & Gold, Inc.	346,255
21,300		PPG Industries, Inc.	1,462,032
24,800		Packaging Corp. of America	701,592
57,690		Rohm & Haas Co.	3,136,605
20,680		Valspar Corp.	466,127
		TOTAL	8,179,002
		Telecommunication Services--3.3%
176,419		AT&T, Inc.	6,740,970
24,200		Embarq Corp.	1,232,990
20,820		France Telecommunications, ADR	790,119
153,490		NTT Docomo Inc. - Spon. ADR	2,442,026
25,740		Nippon Telegraph & Telephone Corp., ADR	581,724
15,960		Swisscom AG, ADR	606,001
62,700		Verizon Communications	2,709,267
191,636		Windstream Corp.	2,481,686
		TOTAL	17,584,783
		Utilities--2.5%
28,720		AGL Resources, Inc.	1,064,938
24,000		Aqua America, Inc.	531,360
8,800		Enel SpA, ADR	525,712
64,710		Energy East Corp.	1,788,584
52,710		Integrys Energy Group, Inc.	2,688,737
183,590		NiSource, Inc.	3,398,251
22,140		Piedmont Natural Gas, Inc.	576,526
25,550		Progress Energy, Inc.	1,247,351
41,400		SCANA Corp.	1,764,054
		TOTAL	13,585,513
		TOTAL COMMON STOCKS (IDENTIFIED COST $166,919,040)	183,650,915
Principal Amount or Shares			Value
		CORPORATE BONDS--2.5%
		Basic Industry - Paper--0.4%
$1,400,000		Louisiana-Pacific Corp., 8.875%, 08/15/2010	$1,484,888
400,000		Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027	415,573
		TOTAL	1,900,461
		Capital Markets--1.4%
6,982,000		Merrill Lynch & Co., Inc., Conv. Bond, 0.000%, 03/13/2032	7,671,542
		Communications Media Non-cable--0.3%
1,500,000		News America Holdings, Inc., Note, 8.150%, 10/17/2036	1,805,778
		Media--0.4%
1,961,000		Liberty Media Corp., Conv. Bond, 0.750%, 03/30/2023	2,095,250
		TOTAL CORPORATE BONDS (IDENTIFIED COST $14,200,127)	13,473,031
		PREFERRED STOCKS--1.3%
		Consumer Discretionary--0.4%
90,280		Credit Suisse First Boston, NY, 12.50%, Equity Linked Notes (KBH)	1,932,443
		Financials--0.5%
86,500		Credit Suisse 21.70% Equity Linked Notes (FRE)	2,588,080
		Information Technology--0.4%
96,720	[5,6]	Goldman Sachs 5.00% Trigger Mandatory Exchangeable Notes (MXIM)	2,307,352
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $7,629,799)	6,827,875
		MUTUAL FUNDS--61.6% [7]
4,779,921		Emerging Markets Fixed-Income Core Fund	105,484,795
9,954,096		Federated Mortgage Core Portfolio	99,142,794
13,329,058		High Yield Bond Portfolio	88,371,655
35,480,991	[8]	Prime Value Obligations Fund, Institutional Shares, 4.87%	35,480,991
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $321,547,522)	328,480,235
Principal Amount			Value
		REPURCHASE AGREEMENT--0.5%
$2,861,000		Interest in $4,000,000,000 joint repurchase agreement 4.64%, dated 11/30/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 11/1/2047 for $4,001,546,667 on 12/3/2007. The market value of the underlying securities at the end of the period was $4,082,707,771 (purchased with proceeds from securities lending collateral). (AT COST)	$2,861,000
		TOTAL INVESTMENTS--100.3% (IDENTIFIED COST $513,157,488) [9]	535,293,056
		OTHER ASSETS AND LIABILITIES - NET--(0.3)%	(1,584,845)
		TOTAL NET ASSETS--100%	$533,708,211

At November 30, 2007, the Fund had the following outstanding written call option contracts:

Security	Expiration Date	Exercise Price	Contracts	Value
[1] Procter & Gamble Co. (Premium received $41,340)	December 2007	$75	570	$45,600

1 Non-income producing security.

2 Portion of security subject to options written.

3 All or a portion of this security is temporarily on loan to affiliated broker/dealers.

4 Fractional shares held.

5 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2007, this restricted security amounted to $2,307,352, which represented 0.4% of total net assets.

6 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At November 30, 2007, this liquid restricted security amounted to $2,307,352, which represented 0.4% of total net assets.

7 Affiliated companies.

8 7-Day net yield.

9 The cost of investments for federal tax purposes amounts to $515,762,128.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2007.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2007

Assets:
Total investments in securities, at value including $328,480,235 of investments in affiliated issuers (Note 5) and $2,790,840 of securities loaned (identified cost $513,157,488)		$535,293,056
Cash		42,965
Income receivable		1,868,530
Receivable for investments sold		516,853
Receivable for shares sold		663,050
TOTAL ASSETS		538,384,454
Liabilities:
Payable for investments purchased	$132,601
Payable for shares redeemed	983,135
Payable for collateral due to broker for securities loaned	2,861,000
Income distribution payable	279,822
Payable for Directors'/Trustees' fee	202
Options written, at value (premium received $41,340)	45,600
Payable for distribution services fee (Note 5)	63,814
Payable for shareholder services fee (Note 5)	109,247
Accrued expenses	200,822
TOTAL LIABILITIES		4,676,243
Net assets for 66,037,906 shares outstanding		$533,708,211
Net Assets Consist of:
Paid-in capital		$755,420,280
Net unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency		22,131,308
Accumulated net realized loss on investments, options and foreign currency transactions		(244,380,351)
Undistributed net investment income		536,974
TOTAL NET ASSETS		$533,708,211

Statement of Assets and Liabilities-continued

November 30, 2007

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($335,873,734 ÷ 41,558,396 shares outstanding), no par value, unlimited shares authorized	$8.08
Offering price per share (100/94.50 of $8.08) [1]	$8.55
Redemption proceeds per share	$8.08
Class B Shares:
Net asset value per share ($59,842,689 ÷ 7,394,311 shares outstanding), no par value, unlimited shares authorized	$8.09
Offering price per share	$8.09
Redemption proceeds per share (94.50/100 of $8.09) [1]	$7.65
Class C Shares:
Net asset value per share ($43,692,038 ÷ 5,405,400 shares outstanding), no par value, unlimited shares authorized	$8.08
Offering price per share	$8.08
Redemption proceeds per share (99.00/100 of $8.08) [1]	$8.00
Class F Shares:
Net asset value per share ($94,299,750 ÷ 11,679,799 shares outstanding), no par value, unlimited shares authorized	$8.07
Offering price per share (100/99.00 of $8.07) [1]	$8.15
Redemption proceeds per share (99.00/100 of $8.07) [1]	$7.99

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2007

Investment Income:
Dividends (including $15,138,486 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $106,844)		$22,070,660
Interest (including $1,120 of income on securities loaned)		685,595
Investment income allocated from affiliated partnership (Note 5)		8,182,232
TOTAL INCOME		30,938,487
Expenses:
Investment adviser fee (Note 5)	$4,183,779
Administrative personnel and services fee (Note 5)	440,937
Custodian fees	28,641
Transfer and dividend disbursing agent fees and expenses	741,644
Directors'/Trustees' fees	9,098
Auditing fees	26,848
Legal fees	9,338
Portfolio accounting fees	137,518
Distribution services fee--Class B Shares (Note 5)	462,596
Distribution services fee--Class C Shares (Note 5)	319,949
Shareholder services fee--Class A Shares (Note 5)	869,637
Shareholder services fee--Class B Shares (Note 5)	154,199
Shareholder services fee--Class C Shares (Note 5)	102,970
Shareholder services fee--Class F Shares (Note 5)	231,142
Share registration costs	70,020
Printing and postage	78,781
Insurance premiums	7,411
Miscellaneous	8,777
EXPENSES BEFORE ALLOCATION	7,883,285
Expenses allocated from affiliated partnership	64,788
TOTAL EXPENSES	7,948,073

Statement of Operations-continued

Year Ended November 30, 2007

Waiver, Reimbursement and Expense Reduction (Note 5):
Reimbursement of investment adviser fee	$(23,208)
Waiver of administrative personnel and services fee	(15,865)
Fees paid indirectly from directed brokerage arrangements	(19,300)
TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		$(58,373)
Net expenses			$7,889,700
Net investment income			23,048,787
Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions:
Net realized gain on investments, and foreign currency transactions (including realized gain of $1,693,450 on sales of investments in affiliated companies)			23,905,335
Net realized gain from affiliated partnership			3,633,335
Net realized gain on written options			54,905
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(26,771,699)
Net change in unrealized appreciation on written options			56,928
Net realized and unrealized gain on investments, written options and foreign currency transactions			878,804
Change in net assets resulting from operations			$23,927,591

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$23,048,787	$22,140,779
Net realized gain on investments including allocation from affiliated partnership, futures contracts, written options and foreign currency transactions	27,593,575	34,245,147
Net change in unrealized appreciation/depreciation of investments, written options and translation of assets and liabilities in foreign currency	(26,714,771)	16,399,784
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	23,927,591	72,785,710
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(15,101,950)	(15,179,956)
Class B Shares	(2,167,642)	(2,067,346)
Class C Shares	(1,510,703)	(1,078,790)
Class F Shares	(4,216,643)	(4,474,065)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,996,938)	(22,800,157)
Share Transactions:
Proceeds from sale of shares	89,337,123	90,563,112
Net asset value of shares issued to shareholders in payment of distributions declared	19,844,561	19,691,620
Cost of shares redeemed	(127,652,234)	(105,857,111)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(18,470,550)	4,397,621
Change in net assets	(17,539,897)	54,383,174
Net Assets:
Beginning of period	551,248,108	496,864,934
End of period (including undistributed net investment income of $536,974 and $529,873, respectively)	$533,708,211	$551,248,108

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2007

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of the Federated Capital Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to achieve current income and long-term growth of income. Capital appreciation is a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investments using another method approved by the Trustees.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, an affiliate to the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed-Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended November 30, 2007, the Fund had no net realized gains or losses on futures contracts.

At November 30, 2007, the Fund had no outstanding futures contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended November 30, 2007, the Fund had a realized gain of $54,905 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at prior period-end	269	$31,677
Contracts written	3,169	270,442
Contracts exercised	(336)	(19,823)
Contracts expired	(138)	(12,526)
Contracts bought back	(2,394)	(228,430)
Outstanding at November 30, 2007	570	$41,340

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$2,790,840	$2,861,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended November 30	2007		2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,091,111	$50,045,417	7,435,918	$56,755,579
Shares issued to shareholders in payment of distributions declared	1,689,461	13,826,602	1,831,253	13,950,188
Shares redeemed	(10,494,282)	(85,942,933)	(8,807,663)	(67,355,847)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,713,710)	$(22,070,914)	459,508	$3,349,920

Year Ended November 30	2007		2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,120,245	$17,436,661	2,063,101	$15,748,916
Shares issued to shareholders in payment of distributions declared	216,702	1,775,547	222,130	1,694,428
Shares redeemed	(2,160,580)	(17,740,063)	(2,199,077)	(16,782,490)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	176,367	$1,472,145	86,154	$660,854

Year Ended November 30	2007		2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,011,474	$16,491,107	1,769,712	$13,562,256
Shares issued to shareholders in payment of distributions declared	141,547	1,158,047	109,124	832,756
Shares redeemed	(1,131,317)	(9,240,475)	(649,390)	(4,956,138)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,021,704	$8,408,679	1,229,446	$9,438,874

Year Ended November 30	2007		2006
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	653,274	$5,363,938	599,135	$4,496,361
Shares issued to shareholders in payment of distributions declared	377,240	3,084,365	422,081	3,214,248
Shares redeemed	(1,798,990)	(14,728,763)	(2,204,366)	(16,762,636)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(768,476)	$(6,280,460)	(1,183,150)	$(9,052,027)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,284,115)	$(18,470,550)	591,958	$4,397,621

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities and partnership transaction reclassifications.

For the year ended November 30, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(1,902,665)	$(44,748)	$1,947,413

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2007 and 2006, were as follows:

	2007	2006
Ordinary income	$22,996,938	$22,800,157

As of November 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$632,919
Net unrealized appreciation	$19,901,096
Capital loss carryforwards and deferrals	$(242,246,085)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities and partnership and equity linked note reclassifications.

At November 30, 2007, the cost of investments for federal tax purposes was $515,762,128. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from written options was $19,530,928. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $25,848,371 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,317,443.

At November 30, 2007, the Fund had a capital loss carryforward of $242,246,085 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 8,547,252
2010	$205,719,244
2011	$ 27,979,589

The Fund used capital loss carryforwards of $29,081,109 to offset taxable capital gains realized during the year ended November 30, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended November 30, 2007, the Sub-Adviser earned a sub-adviser fee of $831,446.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $15,865 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2007, FSC retained $170,207 of fees paid by the Fund. For the year ended November 30, 2007, the Fund's Class F Shares did not incur a distribution services fee.

On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class F Shares from 0.25% to 0.05%.

The amendment to the Plan will be effective for the Fund on January 31, 2008.

Sales Charges

For the year ended November 30, 2007, FSC retained $85,603 in sales charges from the sale of Class A Shares. FSC also retained $4,961 of contingent deferred sales charges relating to redemptions of Class C Shares and $4,363 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended November 30, 2007, FSSC did not receive any fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended November 30, 2007, the Fund's expenses were reduced by $19,300 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2007, the Adviser reimbursed $23,208. Transactions with affiliated companies during the year ended November 30, 2007 are as follows:

Affiliates	Balance of Shares Held 11/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2007	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed-Income Core Fund	5,708,797	224,569	1,153,445	4,779,921	$105,484,795	$8,182,232
Federated Mortgage Core Portfolio	8,282,463	2,700,596	1,028,963	9,954,096	99,142,794	5,552,164
High Yield Bond Portfolio	14,781,074	737,899	2,189,915	13,329,058	88,371,655	8,176,749
Prime Value Obligations Fund, Institutional Shares	--	159,656,200	124,175,209	35,480,991	35,480,991	1,409,573
TOTAL OF AFFILIATED TRANSACTIONS	28,772,334	163,319,264	128,547,532	63,544,066	$328,480,235	$23,320,718

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2007, were as follows:

Purchases	$260,614,102
Sales	$291,623,590

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of November 30, 2007, there were no outstanding loans. During the year ended November 30, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of November 30, 2007, there were no outstanding loans. During the year ended November 30, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. Management has concluded that the adoption of FIN 48 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2007, 26.14% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended November 30, 2007, 21.50% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED CAPITAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Capital Income Fund (the "Fund"), a portfolio of Federated Income Securities Trust, as of November 30, 2007, and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to December 1, 2005, were audited by other independent registered public accountants whose report thereon dated January 23, 2006, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2007 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Capital Income Fund as of November 30, 2007, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
January 25, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2007, the Trust comprised seven portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex;
Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving:October 1995	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 P.O. Box 6396 McLean, VA TRUSTEE Began serving: January 2008	Principal Occupations : Director or Trustee of the Federated Fund Complex; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held : Director, Horatio Alger Association.

Previous Positions : Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Sub-Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from the Pennsylvania State University.

John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: John L. Nichol is a Portfolio Manager of the Fund and is responsible for managing the Fund's equity portfolio. He is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Sub-Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Evaluation and Approval of Advisory Contract

FEDERATED CAPITAL INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2007. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory and subadvisory contracts. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Capital Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C878
Cusip 31420C860
Cusip 31420C852
Cusip 31420C845

G01049-01 (1/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Stock and California Muni Fund

Established 2006

A Portfolio of Federated Income Securities Trust

As indicated in its name, Federated Stock and California Muni Fund invests in both equity securities (stock) and California municipal (muni) securities as described in the Fund's Prospectus and Statement of Additional Information. Thus, the Fund is not entirely a "tax-exempt" or "municipal" fund, and a portion of the income derived from the Fund's portfolio (or dividend distributions) will be subject to federal income tax and California state and local personal income tax.

ANNUAL SHAREHOLDER REPORT

November 30, 2007

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout the Period)

	Period Ended 11/30/2007	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.31
Net realized and unrealized loss on investments and foreign currency transactions	(0.14)
TOTAL FROM INVESTMENT OPERATIONS	0.17
Less Distributions:
Distributions from net investment income	(0.29)
Net Asset Value, End of Period	$9.88
Total Return [2]	1.69%

Ratios to Average Net Assets:
Net expenses	0.33	% [3,4]
Net investment income	3.57	% [3]
Expense waiver/reimbursement [5]	8.24	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,728
Portfolio turnover	87%

1 For the period from December 11, 2006 (date of initial investment) to November 30, 2007.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 0.32% for the period ended November 30, 2007 after taking into account this expense reduction.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout the Period)

	Period Ended 11/30/2007	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.25
Net realized and unrealized loss on investments and foreign currency transactions	(0.15)
TOTAL FROM INVESTMENT OPERATIONS	0.10
Less Distributions:
Distributions from net investment income	(0.22)
Net Asset Value, End of Period	$9.88
Total Return [2]	1.01%

Ratios to Average Net Assets:
Net expenses	1.09	% [3,4]
Net investment income	2.87	% [3]
Expense waiver/reimbursement [5]	6.67	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,644
Portfolio turnover	87%

1 For the period from December 11, 2006 (date of initial investment) to November 30, 2007.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 1.08% for the period ended November 30, 2007 after taking into account this expense reduction.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2007	Ending Account Value 11/30/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$987.50	$ 1.74
Class C Shares	$1,000	$983.90	$5.52
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,023.31	$1.78
Class C Shares	$1,000	$1,019.50	$5.62

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.35%
Class C Shares	1.11%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, from December 11, 2006 (date of initial investment) to November 30, 2007 (the "Reporting Period"), was 1.69% for Class A Shares and 1.01% for Class C Shares. For the Reporting Period, the Russell 1000 Value Index ("RU1000V") posted a total return of 2.30%, while the Lehman Brothers California Municipal Bond Index ("LBCAMB") posted a total return 2.17%. The RU1000V and LBCAMB are the fund's benchmark indexes. Weighting these benchmarks (60% LBCAMB and 40% RU1000V), the blended benchmark return was 2.53% for the Reporting Period. The total return on the fund's Class A Shares underperformed the weighted benchmark during the Reporting Period. 1

The fund's investment strategy focused on income earning investments, specifically high-quality, dividend-paying stocks 2 and intermediate- to long-term tax-exempt municipal bonds to achieve the fund's primary income objective and secondary capital appreciation objective. The most significant factors affecting the fund's performance during the Reporting Period were: (a) the fund's allocation between stocks and tax-exempt municipal bonds; (b) the selection of equity securities of similar issuers (referred to as sectors); (c) the selection of tax-exempt municipal securities with different maturities (expressed by a yield curve showing the relative yield of similar securities with different maturities), different credit characteristics or different structural attributes; and (d) the effective duration of the fund's tax-exempt municipal bond portfolio.

The following discussion will focus on the performance of the fund's Class A Shares. The 1.69% total return of the Class A Shares for the Reporting Period consisted of (1.20)% in price depreciation and 2.89% in reinvested dividends.

1 Morningstar figures represent the average total returns reported by all mutual funds designated by Morningstar, Inc. as falling into the category indicated. They do not reflect sales charges. Investments cannot be made directly in an average. The LBCAMB includes issues in the state of California which have a minimum credit rating of BAA3, are issued as part of a deal of at least $75 million, have an amount outstanding of at least $7 million, have a maturity of one year or greater, and have been issued after December 31, 1990. The LBCAMB includes both zero coupon bonds and bonds subject to the alternative minimum tax. The RU1000V measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The indexes are not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. The indexes are unmanaged, and it is not possible to invest directly in an index. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which are not reflected in the total return of the LBCAMB or RU1000V.

2 There are no guarantees that dividend paying stocks will continue to pay dividends. In addition, dividend paying stocks may not experience the same capital appreciation potential as non-dividend-paying stocks.

MARKET OVERVIEW

During the Reporting Period, U.S. equity markets rallied during the first half of the fund's fiscal year based on the strength of surprisingly strong earnings and merger/acquisition activity. The second half of the fiscal year started with concerns regarding credit deterioration in the U.S. subprime mortgage market and transformed into a significant global credit crunch which threatened the financial markets. World Central Banks, including the U.S. Federal Reserve (the "Fed"), responded by providing immediate liquidity to the markets. With the fear of the credit crunch flowing into the broader market, the most recent inflation numbers easing and confirmation of a slowing U.S. economy; the Fed made an aggressive move lowering the Federal Funds Target Rate and discount rate 50 basis points. This helped to improve liquidity and investor confidence and resulted in the markets staging a strong recovery late in the Reporting Period.

The S&P 500 Index 3 returned 6.98% for the Reporting Period. The Nasdaq Composite Index 4 returned 9.75% for the Reporting Period. In general for the full fiscal year, stocks with larger market capitalizations outperformed small capitalization stocks, growth outperformed value, and cyclically driven stocks outperformed stocks with consumer exposure. Strong performance in the Energy, Utilities, and Materials sectors dominated weak performance in the Financials and Consumer Discretionary sectors during the Reporting Period.

The 10-year U.S. Treasury yield ranged from 3.84% to 5.30% over the Reporting Period, ending at 3.94%, down 52 basis points from a year earlier. Municipal Market Data (MMD) 5 10-year "AAA" tax-exempt municipal yields also fluctuated during the Reporting Period, but ended the Reporting Period up 6 basis points from a year earlier at 3.62%. The 30-year MMD yield increased by 41 basis points during the Reporting Period, ending the period at 4.32%. The financial market disturbances related to subprime mortgages caused Treasury bonds to outperform tax-exempt municipal bonds during the Reporting Period. Within tax-exempt municipal bonds, higher credit quality bonds outperformed lower credit quality securities. In addition, the Fed's easing of monetary policy caused the tax-exempt municipal yield curve--the difference between 1 and 30 year MMD yields--to steepen to 112 basis points from 43 basis points one year ago. As long-term market yields rose and short-term market yields fell, short-term and intermediate-term tax-exempt municipal bonds posted more favorable price performance than long-term securities.

3 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and, unlike the fund, is not affected by cashflows. Investments cannot be made directly in an index.

4 The Nasdaq Composite Index is an index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq stock market. The index is unmanaged and, unlike the fund, is not affected by cashflows. Investments cannot be made directly in an index.

5 MMD is a market data provider that produces daily generic yield curve information on investment-grade municipal bonds based on a survey of municipal securities dealers and observed trades. The MMD "AAA" yield curve is a widely used reference for top credit quality tax-exempt municipal bonds in the marketplace.

PORTFOLIO ALLOCATION

During the Reporting Period, the fund's portfolio was allocated between stocks and tax-exempt municipal bonds according to various factors. The factors reflect the fund's primary investment objective of tax advantaged income and its secondary objective of capital appreciation. 6 The factors used were: 1) maintenance of at least 50% exposure to tax-exempt municipal bonds in order to comply with IRS rules governing the payment of tax-exempt dividends from the tax-exempt municipal portion of the portfolio; 2) the fund's ability to pay and maintain an attractive level of dividends; and 3) the expected relative total return of tax-exempt municipal bonds and stocks. The allocation at the end of the Reporting Period on November 30, 2007 was 59.4% tax-exempt municipal bonds, 33.3% stocks, and 7.3% municipal cash equivalents.

SECTOR AND SECURITY SELECTION - EQUITY STOCKS

The equity component of the portfolio surpassed returns of the RU1000V during the Reporting Period. During the Reporting Period, the fund's portfolio managers focused on realization of the fund's total return and income objectives by purchasing and holding income producing equity securities with favorable valuation levels. Growth strategies generally outperformed value strategies during the Reporting Period which was a negative influence on portfolio performance. Strategies with larger capitalizations outperformed smaller capitalizations during the Reporting Period which was a positive influence on the portfolio performance. Strategies with yields greater than 3% significantly underperformed the market during the Reporting Period which was also a negative influence on the portfolio's performance.

6 As indicated in its name, Federated Stock and California Muni Fund invests in both equity securities (stock) and California municipal (muni) securities as described in the Fund's Prospectus. Thus, the Fund is not entirely a "tax-exempt" or "municipal" fund, and a portion of the income derived from the Fund's portfolio (or dividend distributions) will be subject to federal income tax and California state and local personal income tax. Although this Fund pursues tax-advantaged income and seeks to invest primarily in securities whose interest is not subject to the federal alternative minimum tax, there are no assurances that it will achieve these goals.

Both sector allocations and stock selection positively contributed to the fund's equity performance. Overweights in the Telecommunication Services and Consumer Staples sectors enhanced the fund's performance during the Reporting Period. Detracting from performance were sector underweights in Energy and Utilities. The fund had favorable stock selection in the Financials, Consumer Staples, Consumer Discretionary, and Telecommunication Services sectors, which benefited performance, while poor stock selection in the Energy, Health Care and Industrials sectors hindered performance.

SECURITY SELECTION - TAX-EXEMPT MUNICIPAL BONDS

The performance of the tax-exempt municipal bond component of the fund's portfolio lagged the return of the LBCAMB during the Reporting Period. The fund's bond portfolio manager attempted to balance the fund's tax-advantaged income and total return objectives during the Reporting Period, given that the higher income components of the tax-exempt municipal bond market produced inferior total return relative to lower income, higher quality bonds. The bond portfolio manager's strategies were to: 1) maintain exposure to intermediate- and long-term tax-exempt municipal bonds to capture the income advantages of such securities relative to tax-exempt municipal bonds with shorter maturities; 2) invest only in tax-exempt municipal bonds whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals or corporations; 3) maintain a significant weighting in low investment-grade and non-investment grade bonds, 7 or equivalents, given their income advantages, while reducing the allocation somewhat to diminish fund exposure to anticipated price underperformance of such holdings; and 4) adjusting portfolio duration, 8 or sensitivity to interest rates, and yield curve exposures in an effort to enhance bond portfolio total return as market interest rates fluctuate.

7 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility, greater risk to principal and income, and higher risk of default.

8 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

The fund's yield curve positioning and credit quality exposure detracted from fund performance. The fund's significant allocation to long-term, tax-exempt municipal bonds with maturities of 22 years or more--which represented about 55% of the fund's tax-exempt municipal bond holdings during the Reporting Period--sharply underperformed the LBCAMB as the tax-exempt municipal yield curve steepened and prices of long-term securities fell. Portfolio holdings of "BBB" and lower rated (or non-rated comparable quality) tax-exempt municipal bonds--the allocation to which was reduced from 18% of the fund's tax-exempt municipal bond holdings in December 2006 to about 11% by the end of the Reporting Period--also detracted from fund performance as widening credit spreads resulted in sharper price declines for such securities relative to higher quality, lower yielding securities. 9 In addition, the fund's allocation to floating rate securities whose valuation is linked to the level of tax-exempt municipal versus taxable interest rates detracted from fund performance as tax-exempt municipal bonds underperformed high-quality taxable bonds.

DURATION - TAX-EXEMPT MUNICIPAL BONDS

Duration management is a component of the fund's investment strategy. Over the Reporting Period, the duration of the fund's tax-exempt municipal bond portfolio averaged 6.8 years, which was longer than the duration of the LBCAMB. This longer duration reflected the fund's focus on intermediate- and long-term securities given their yield advantages. Although the fund's holdings were dominated by securities with relatively high coupon interest rates as a defensive measure to dampen duration, the fund's longer duration relative to the LBCAMB detracted from fund performance as tax-exempt municipal interest rates rose.

9 Bond prices are sensitive to changes in interest rates and interest rate spreads between bonds of varying credit quality. A rise in interest rates or interest rate spreads can cause a decline in their prices.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Stock and California Muni Fund (Class A Shares) (the "Fund") from December 11, 2006 (start of performance) to November 30, 2007, compared to the Lehman Brothers California Municipal Bond Index (LBCAMB) 2 and the Russell 1000 Value Index (RU1000V). 2

Cumulative Total Return [3] for the Period Ended 11/30/2007
Start of Performance (12/11/2006)	(3.89)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBCAMB and the RU1000V have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LBCAMB includes issues in the state of California which have a minimum credit rating of BAA3, are issued as part of a deal of at least $75 million, have an amount outstanding of at least $7 million, have a maturity of one year or greater, and have been issued after December 31, 1990. The RU1000V is an unmanaged index that measures the performance of those 1,000 companies with lower price-to-book ratios and lower forecasted growth values. The indexes are not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 Total return quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Stock and California Muni Fund (Class C Shares) (the "Fund") from December 11, 2006 (start of performance) to November 30, 2007, compared to the Lehman Brothers California Municipal Bond Index (LBCAMB) 2 and the Russell 1000 Value Index (RU1000V). 2

Cumulative Total Return [3] for the Period Ended 11/30/2007
Start of Performance (12/11/2006)	0.02%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBCAMB and the RU1000V have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LBCAMB includes issues in the state of California which have a minimum credit rating of BAA3, are issued as part of a deal of at least $75 million, have an amount outstanding of at least $7 million, have a maturity of one year or greater, and have been issued after December 31, 1999. The RU1000V is an unmanaged index that measures the performance of those 1,000 companies with lower price-to-book ratios and lower forecasted growth values. The indexes are not adjusted to reflect sales charges, expenses and other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 Total return quoted reflects all applicable contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At November 30, 2007, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Tax-Exempt, Fixed-Income Securities	58.1%
Equity Securities	32.6%
Cash Equivalents [2]	7.2%
Other Assets and Liabilities--Net [3]	2.1%
TOTAL	100.0%

At November 30, 2007, the Fund's sector composition 4 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Financials	15.6%
Consumer Staples	14.9%
Health Care	12.5%
Energy	11.9%
Industrials	10.2%
Telecommunication Services	9.1%
Utilities	8.0%
Information Technology	7.2%
Consumer Discretionary	5.9%
Materials	4.7%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Cash Equivalents include any investments in tax-exempt variable rate instruments.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

4 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

At November 30, 2007, the Fund's sector composition 5 for its tax-exempt securities was as follows:

Sector Composition	Percentage of Tax-Exempt Municipal Securities
Insured	57.2%
General Obligation--State	15.3%
Hospital	7.2%
Education	5.5%
Transportation	4.8%
Tobacco	3.5%
Public Power	2.7%
Senior Care	1.7%
Refunded	1.2%
Special Tax	0.9%
TOTAL	100.0%

5 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector.

Portfolio of Investments

November 30, 2007

Shares			Value
		COMMON STOCKS--32.6%
		Consumer Discretionary--1.9%
170		Dow Jones & Co.	$10,157
110		Fortune Brands, Inc.	8,431
430		Home Depot, Inc.	12,281
1,600		Leggett and Platt, Inc.	32,928
320		Mattel, Inc.	6,394
840		Time Warner, Inc.	14,498
2,420	[1]	Tribune Co.	75,117
		TOTAL	159,806
		Consumer Staples--4.9%
290		Anheuser-Busch Cos., Inc.	15,289
900		Coca-Cola Co.	55,890
680		Colgate-Palmolive Co.	54,454
130		General Mills, Inc.	7,819
580		Kimberly-Clark Corp.	40,490
1,176		Kraft Foods, Inc., Class A	40,631
530		PepsiCo, Inc.	40,905
1,190		Procter & Gamble Co.	88,060
270		Sysco Corp.	8,778
1,150		Wal-Mart Stores, Inc.	55,085
		TOTAL	407,401
		Energy--3.9%
490		BP PLC, ADR	35,643
640		Chevron Corp.	56,173
90		ConocoPhillips	7,204
420		ENI SpA, ADR	30,055
800		Exxon Mobil Corp.	71,328
130		Marathon Oil Corp.	7,267
130		Occidental Petroleum Corp.	9,070
1,100		Patterson-UTI Energy, Inc.	20,735
590		Royal Dutch Shell PLC	48,044
100		Sunoco, Inc.	6,710
400		Total SA, ADR, Class B	32,368
		TOTAL	324,597
Shares			Value
		COMMON STOCKS--continued
		Financials--5.1%
630		Ace, Ltd.	$37,693
790		Aegon N.V. NY	14,038
790		Aflac, Inc.	49,486
200		Allstate Corp.	10,224
1,530		Bank of America Corp.	70,579
930		Federal Home Loan Mortgage Corp.	32,615
330		Hartford Financial Services Group, Inc.	31,456
350		ING Groep, N.V., ADR	13,573
700		J.P. Morgan Chase & Co.	31,934
240		Merrill Lynch & Co., Inc.	14,386
720		Nationwide Financial Services, Inc., Class A	32,227
440		New York Community Bancorp, Inc.	8,188
940		Protective Life Corp.	38,897
350		The Travelers Cos, Inc.	18,588
270		Wachovia Corp.	11,610
290		Wells Fargo & Co.	9,405
		TOTAL	424,899
		Health Care--4.1%
1,050		Biovail Corp.	16,054
270		GlaxoSmithKline PLC, ADR	14,224
1,390		Johnson & Johnson	94,159
690		Lilly (Eli) & Co.	36,535
5,710		Pfizer, Inc.	135,670
910		Wyeth	44,681
		TOTAL	341,323
		Industrials--3.3%
520		3M Co.	43,295
100		Caterpillar, Inc.	7,190
840		Dover Corp.	38,875
100		Eaton Corp.	8,931
260		Illinois Tool Works, Inc.	14,430
100		Lockheed Martin Corp.	11,067
1,010		Northrop Grumman Corp.	79,578
160		Ryder Systems, Inc.	6,938
430		United Parcel Service, Inc.	31,682
490		United Technologies Corp.	36,637
		TOTAL	278,623
Shares			Value
		COMMON STOCKS--continued
		Information Technology--2.3%
200		Analog Devices, Inc.	$6,156
640		Automatic Data Processing, Inc.	28,838
810		Intel Corp.	21,125
200		International Business Machines Corp.	21,036
610		Maxim Integrated Products, Inc.	14,146
920		Microchip Technology, Inc.	26,487
700		Nokia Oyj, ADR, Class A	27,531
570		Seagate Technology Holdings	14,700
2,880		Taiwan Semiconductor Manufacturing Co., ADR	28,570
300		Xilinx, Inc.	6,570
		TOTAL	195,159
		Materials--1.5%
240		Bemis Co., Inc.	6,511
540		Dow Chemical Co.	22,648
120		Freeport-McMoRan Copper & Gold, Inc.	11,872
370		PPG Industries, Inc.	25,397
530		Packaging Corp. of America	14,994
750		Rohm & Haas Co.	40,778
270		Valspar Corp.	6,086
		TOTAL	128,286
		Telecommunication Services--3.0%
2,500		AT&T, Inc.	95,525
730		Embarq Corp.	37,193
250		France Telecommunications, ADR	9,487
970		NTT Docomo Inc. - Spon. ADR	15,433
390		Nippon Telegraph & Telephone Corp., ADR	8,814
210		Swisscom AG, ADR	7,974
940		Verizon Communications	40,617
2,640		Windstream Corp.	34,188
		TOTAL	249,231
		Utilities--2.6%
390		AGL Resources, Inc.	14,461
330		Aqua America, Inc.	7,306
100		Enel SpA, ADR	5,974
1,180		Energy East Corp.	32,615
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Utilities--continued
770		Integrys Energy Group, Inc.	$39,278
2,600		NiSource, Inc.	48,126
300		Piedmont Natural Gas, Inc.	7,812
490		Progress Energy, Inc.	23,922
570		SCANA Corp.	24,288
460		Scottish & Southern Energy PLC, ADR	15,168
		TOTAL	218,950
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,679,465)	2,728,275
		MUNICIPAL BONDS--58.1%
		California--58.1%
$100,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Hamlin School), Revenue Bonds (Series 2007), 5.000%, 08/01/2037	91,899
50,000		Allan Hancock, CA Joint Community College District, UT GO Bonds (Election of 2006--Series A), 5.000%, (FSA INS), 08/01/2025	52,841
100,000		Baldwin Park, CA Unified School District, UT GO Bonds (Election of 2006) (Series 2007), 4.750%, (FSA INS), 08/01/2025	103,604
100,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bond (2006 Series F), 5.000%, 04/01/2031	104,712
150,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2007F), 5.000%, 04/01/2024	159,538
200,000		Belmont-Redwood Shores, CA School District, Refunding UT GO Bonds, 5.000%, (FSA INS), 09/01/2022	212,248
200,000		California Educational Facilities Authority, (Pomona College), Revenue Bonds (Series 2005A), 5.000%, 07/01/2045	208,066
200,000		California Health Facilities Financing Authority, (Sutter Health), Revenue Bonds (Series 2007A), 5.000%, 11/15/2042	200,282
400,000		California State, Refunding UT GO Bonds, 5.000%, 03/01/2021	415,240
165,000		California State, UT GO Bonds, 5.000%, 10/01/2023	170,465
150,000		California State, Various Purpose UT GO Bonds, 5.000%, 06/01/2032	152,107
100,000		California Statewide Communities Development Authority, (Daughters of Charity Health System), Revenue Bonds (Series 2005A), 5.250%, 07/01/2035	97,158
100,000		California Statewide Communities Development Authority, (Front Porch at Walnut Village), Revenue Bonds (Series 2007A), 5.125%, 04/01/2037	95,120
100,000		California Statewide Communities Development Authority, (Kaiser Permanente), Revenue Bonds (Series 2007B), 5.250%, 03/01/2045	100,524
100,000	[2,3]	Contra Costa County, CA Public Financing Authority, Austin Trust Variable Inverse Certificates (Series 2007-1005), (MBIA Insurance Corp. INS), 08/01/2037	109,328
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$100,000		Golden State Tobacco Securitization Corp., CA, (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2005A), 5.000%, 06/01/2045	$97,196
200,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.750%, 06/01/2047	187,900
100,000		Hollister, CA Joint Powers Financing Authority Wastewater Revenue, Revenue Bonds, 5.000%, (FSA INS), 06/01/2032	104,261
50,000		Irvine, CA Assessment District No. 04-20, Special Assessment Bonds (Group One), 5.000%, 09/02/2030	46,772
200,000		Kern High School District, CA, UT GO Bonds (Election 2004-Series 2006B), 5.000%, (FSA INS), 08/01/2024	210,622
50,000		Lancaster, CA Financing Authority, Tax Allocation Revenue Bonds (2006 Issue: Project 5 & 6), 5.000%, (AMBAC INS), 02/01/2039	51,431
100,000		Los Angeles, CA Community College District, Refunding UT GO Bonds (Election 2001-Series 2005A), 5.000%, (FSA INS), 08/01/2025	105,462
200,000		Los Angeles, CA Housing Authority, GO First Mortgage Bonds (Series 2007A), 5.000%, (Radian Asset Assurance INS), 06/01/2029	196,382
110,000		Los Angeles, CA Unified School District, Refunding UT GO Bonds (Series 2006B), 4.750%, (FGIC INS), 07/01/2021	115,371
300,000		Los Angeles, CA Unified School District, Refunding UT GO Bonds (Series 2005A-2), 5.000%, (MBIA Insurance Corp. INS), 07/01/2023	317,241
100,000		Panama-Buena Vista, CA Unified School District, COP School Construction Project (Series 2006), 5.000%, (MBIA Insurance Corp. INS), 09/01/2036	102,776
150,000		Pomona, CA Redevelopment Agency, Revenue Bonds (2006 Series AS), 5.000%, (AMBAC INS), 02/01/2031	155,690
100,000		Poway, CA Redevelopment Agency, Refunding Tax Allocation Bonds, 5.000%, (MBIA Insurance Corp. INS), 06/15/2033	103,137
200,000		Regents of the University of California Medical Center, Libor Floating Rate Index Bonds (Series 2007C-2), (MBIA Insurance Corp. INS), 05/15/2043	181,392
50,000		Riverside County, CA, COP (Series 2005A), 5.000%, (FGIC INS), 11/01/2036	51,280
50,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.000%, 02/15/2028	47,851
100,000		Sacramento, CA Unified School District, (Election of 2002, Series 2005), 5.000%, (MBIA Insurance Corp. INS), 07/01/2030	104,224
200,000		San Mateo County, CA Community College District, UT GO Bonds (Election of 2001-Series A), 5.000%, (FGIC INS), 09/01/2026	207,664
100,000		Santa Clarita, CA Community College District, UT GO Bonds (Election of 2001, Series 2005), 5.000%, (FSA INS), 08/01/2028	104,460
40,000		University of California, (UCLA Medical Center), Hospital Revenue Bonds (Series 2004A), 5.000%, (AMBAC INS), 05/15/2039	40,774
60,000		University of California, (UCLA Medical Center), Hospital Revenue Bonds (Series 2004A), 5.000%, (United States Treasury PRF 5/15/2012@101), 05/15/2039	64,688
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $4,943,017)	4,869,706
Principal Amount			Value
		SHORT-TERM MUNICIPALS--7.2% [4]
		California--7.2%
$350,000		California State Department of Water Resources Power Supply Program, (Series 2005F-3) Daily VRDNs, (Bank of New York LOC), 3.430%, 12/3/2007	$350,000
150,000		Los Angeles, CA Convention & Exhibition Center Authority, (Series 2003D) Weekly VRDNs (Los Angeles, CA), (AMBAC INS, Dexia Credit Local LIQ), 3.450%, 12/5/2007	150,000
100,000		Los Angeles, CA Department of Water & Power (Electric/Power System), (Series 2001 B-1) Weekly VRDNs, 3.470%, 12/6/2007	100,000
		TOTAL SHORT-TERM MUNICIPALS (AT COST)	600,000
		TOTAL INVESTMENTS--97.9% (IDENTIFIED COST $8,222,482) [5]	8,197,981
		OTHER ASSETS AND LIABILITIES - NET--2.1%	174,118
		TOTAL NET ASSETS--100%	$8,372,099

At November 30, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).

1 Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2007, this restricted security amounted to $109,328, which represented 1.3% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At November 30, 2007, this liquid restricted security amounted to $109,328, which represented 1.3% of total net assets.

4 Current rate and next reset date shown for Variable Rate Demand Notes.

5 The cost of investments for federal tax purposes amounts to $8,233,546.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2007.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AMBAC	--American Municipal Bond Assurance Corporation
COP	--Certificate of Participation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2007

Assets:
Total investments in securities, at value (identified cost $8,222,482)		$8,197,981
Income receivable		87,402
Receivable for investments sold		64,069
Receivable for shares sold		68,558
TOTAL ASSETS		8,418,010
Liabilities:
Payable for investments purchased	$2,883
Payable for portfolio accounting fees	7,752
Payable for transfer and dividend disbursing agent fees and expenses	3,771
Payable for auditing fees	22,000
Bank overdraft	1,634
Payable for distribution services fee (Note 5)	1,024
Payable for shareholder services fee (Note 5)	5,300
Accrued expenses	1,547
TOTAL LIABILITIES		45,911
Net assets for 847,608 shares outstanding		$8,372,099
Net Assets Consist of:
Paid-in capital		$8,522,306
Net unrealized depreciation of investments		(24,501)
Accumulated net realized loss on investments and foreign currency transactions		(147,857)
Undistributed net investment income		22,151
TOTAL NET ASSETS		$8,372,099
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($6,727,874 ÷ 681,164 shares outstanding), no par value, unlimited shares authorized		$9.88
Offering price per share (100/94.50 of $9.88) [1]		$10.46
Redemption proceeds per share		$9.88
Class C Shares:
Net asset value per share ($1,644,225 ÷ 166,444 shares outstanding), no par value, unlimited shares authorized		$9.88
Offering price per share		$9.88
Redemption proceeds per share (99.00/100 of $9.88) [1]		$9.78

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended November 30, 2007 1

Investment Income:
Interest			$139,729
Dividends (net of foreign taxes withheld of $836)			50,761
TOTAL INCOME			190,490
Expenses:
Investment adviser fee (Note 5)		$48,754
Administrative personnel and services fee (Note 5)		184,794
Custodian fees		10,061
Transfer and dividend disbursing agent fees and expenses		13,402
Auditing fees		22,000
Legal fees		5,384
Portfolio accounting fees		43,333
Distribution services fee--Class C Shares (Note 5)		6,716
Shareholder services fee--Class A Shares (Note 5)		9,103
Shareholder services fee--Class C Shares (Note 5)		2,044
Share registration costs		45,201
Printing and postage		11,358
Insurance premiums		6,093
Miscellaneous		2,111
TOTAL EXPENSES		410,354
Waivers, Reimbursement and Expense Reduction (Note 5):
Waiver of investment adviser fee	$(48,754)
Waiver of administrative personnel and services fee	(33,992)
Reimbursement of other operating expenses	(304,800)
Fees paid indirectly from directed broker arrangements	(238)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(387,784)
Net expenses			22,570
Net investment income			167,920
Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(147,919)
Net change in unrealized depreciation of investments			(24,501)
Net realized and unrealized loss on investments and foreign currency transactions			(172,420)
Change in net assets resulting from operations			$(4,500)

1 Reflects operations for the period from December 11, 2006 (date of initial investment) to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended 11/30/2007 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$167,920
Net realized loss on investments and foreign currency transactions	(147,919)
Net change in unrealized depreciation of investments	(24,501)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(4,500)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(124,069)
Class C Shares	(21,638)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(145,707)
Share Transactions:
Proceeds from sale of shares	8,997,528
Net asset value of shares issued to shareholders in payment of distributions declared	84,602
Cost of shares redeemed	(559,824)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,522,306
Change in net assets	8,372,099
Net Assets:
Beginning of period	--
End of period (including undistributed net investment income of $22,151)	$8,372,099

1 For the period from December 11, 2006 (date of initial investment) to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2007

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Stock and California Muni Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide tax-advantaged income, with a secondary objective of capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Period Ended 11/30/2007 [1]
Class A Shares:	Shares	Amount
Shares sold	724,285	$7,282,087
Shares issued to shareholders in payment of distributions declared	6,666	66,326
Shares redeemed	(49,787)	(499,477)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	681,164	$6,848,936

	Period Ended 11/30/2007 [1]
Class C Shares:	Shares	Amount
Shares sold	170,762	$1,715,441
Shares issued to shareholders in payment of distributions declared	1,836	18,276
Shares redeemed	(6,154)	(60,347)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	166,444	$1,673,370
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	847,608	$8,522,306

1 Reflects operations for the period from December 11, 2006 (date of initial investment) to November 30, 2007.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities and recognition of income on partnership trusts.

For the period ended November 30, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(62)	$62

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the period ended November 30, 2007, was as follows:

2007 [1]
Ordinary income	$ 39,327
Tax-exempt income	$106,380

1 Reflects operations for the period from December 11, 2006 (date of initial investment) to November 30, 2007.

As of November 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$16,109
Undistributed ordinary income	$6,042
Net unrealized depreciation	$(35,565)
Capital loss carryforwards	$(136,793)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

At November 30, 2007, the cost of investments for federal tax purposes was $8,233,546. The net unrealized depreciation of investments for federal tax purposes was $35,565. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $185,388 and net unrealized depreciation from investments for those securities having an excess of cost over value of $220,953.

At November 30, 2007, the Fund had a capital loss carryforward of $136,793 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2015.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the period ended November 30, 2007, the Adviser voluntarily waived $48,754 of its fee and voluntarily reimbursed $304,800 of other operating expenses.

For the fiscal year ended November 30, 2007, total expenses after waiver and reimbursements by the Adviser were 0.33% and 1.09%, annualized, for Class A Shares and Class C Shares, respectively. It is anticipated that the Adviser will adjust its waiver and/or reimbursement over the course of the next fiscal year so that by the fiscal year end November 30, 2008, total expenses (after waiver and reimbursement) are anticipated to be 0.75% for Class A Shares and 1.50% for Class C Shares (See the Prospectus for additional details on the fee waiver and reimbursements).

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the period ended November 30, 2007, the Sub-Adviser earned a sub-adviser fee of $7,873.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended November 30, 2007, the net fee paid to FAS was 3.09% of average daily net assets of the Fund. FAS waived $33,992 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period ended November 30, 2007, FSC retained $6,406 of fees paid by the Fund. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan will become effective for the Fund on January 31, 2008. For the period ended November 30, 2007, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the period ended November 30, 2007, FSC retained $14,724 in sales charges from the sale of Class A Shares. FSC also retained $593 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the period ended November 30, 2007, FSSC did not receive any fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the period ended November 30, 2007, the Fund's expenses were reduced by $238 under these arrangements.

Interfund Transactions

During the period ended November 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $8,415,372 and $7,556,528, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

At November 30, 2007, an affiliate of the Fund owned 37% of the outstanding Class A Shares.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended November 30, 2007, were as follows:

Purchases	$11,914,225
Sales	$4,133,259

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at November 30, 2007, 33.9% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.2% of total investments.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of November 30, 2007, there were no outstanding loans. During the period ended November 30, 2007, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of November 30, 2007, there were no outstanding loans. During the period ended November 30, 2007, the program was not utilized.

10. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. Management has concluded that the adoption of FIN 48 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the period ended November 30, 2007, 73.00% of the distributions from net investment income is exempt from federal income tax.

For the period ended November 30, 2007, 100.00% of total ordinary dividends paid (including short-term capital gain) by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the period ended November 30, 2007, 92.01% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED STOCK AND CALIFORNIA MUNI FUND:

We have audited the accompanying statement of assets and liabilities of Federated Stock and California Muni Fund (the "Fund"), one of the portfolios constituting Federated Income Securities Trust, including the portfolio of investments, as of November 30, 2007, and the related statement of operations, the statement of changes in net assets and financial highlights for the period from December 11, 2006 (commencement of operations) to November 30, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Stock and California Muni Fund, a portfolio of Federated Income Securities Trust, at November 30, 2007, the results of its operations, the changes in its net assets and its financial highlights for the period from December 11, 2006 (commencement of operations) to November 30, 2007, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 17, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2007, the Trust comprised seven portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Complex;
Chairman and Director, Federated Investors, Inc.; Chairman of the Federated
Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 P.O. Box 6396 McLean, VA TRUSTEE Began serving: January 2008	Principal Occupations : Director or Trustee of the Federated Fund Complex; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held : Director, Horatio Alger Association.

Previous Positions : Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co..

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Sub-Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from the Pennsylvania State University.

John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: John L. Nichol is a Portfolio Manager of the Fund and is responsible for managing the Fund's equity portfolio. He is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Sub-Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Evaluation and Approval of Advisory Contract

FEDERATED STOCK AND CALIFORNIA MUNI FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2007. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract these contracts reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

The Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

The Board also considered the anticipated compensation and benefits to be received by the Adviser and subadviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as fund performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board monitors the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made an annualized allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory and subadvisory contracts. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

The Board based its decision to approve the contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contracts reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 (or since fund inception until June 30, if such period is shorter) is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Stock and California Muni Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C746
Cusip 31420C738

37878 (1/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's  Board has determined that each of the following members of the
Board's  Audit  Committee  is an  "audit  committee  financial  expert,"  and is
"independent,"  for  purposes  of this  Item:  Thomas  G.  Bigley,  Nicholas  P.
Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)         Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $159,400

                  Fiscal year ended 2006 - $106,685

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $33,013
respectively. Fiscal year ended 2006- Fees for review of N-14 merger documents, fees for additional  audit  work  performed  in  fiscal  year 2006 and fee for issuance of consent from prior auditor.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $16,089
      respectively.  Fiscal year ended 2005 - Analysis regarding the realignment of advisory companies.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $12,455 and $33,580
      respectively.  Fiscal year ended 2007 - Discussions related to accounting for swap contracts. Fiscal year ended 2006 - Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-
approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

      (1)         The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
      (2)         Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the
                  registrant  at the time of the engagement to be non-audit
                  services; and
      (3)         Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

                  Fiscal year ended 2007 - 0%

                  Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

                  Fiscal year ended 2007 - 0%

                  Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

                  Fiscal year ended 2007 - 0%

                  Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

            Fiscal year ended 2007 - $262,170

            Fiscal year ended 2006 - $293,623

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INCOME SECURITIES TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JANUARY 23, 2008

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE       JANUARY 23, 2008

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE   JANUARY 23, 2008